UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21077

Registrant Name:	PIMCO California Municipal Income Fund II

Address of Principal Executive Offices:	1633 Broadway, 43rd Floor New York, NY 10019

Name and Address of Agent for Service:	Lawrence G. Altadonna 1633 Broadway, 43rd Floor New York, NY 10019

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	May 31, 2013

Date of Reporting Period:	August 31, 2012

Item 1. Schedule of Investments

PIMCO California Municipal Income Fund II Schedule of Investments

August 31, 2012 (unaudited)

Principal Amount (000s)		Value*
CALIFORNIA MUNICIPAL BONDS & NOTES—87.2%
$2,000	Alhambra Rev., Atherton Baptist Homes, 7.625%, 1/1/40, Ser. A	$2,212,440
20,000	Bay Area Toll Auth. Rev., San Francisco Bay Area,
	5.00%, 4/1/39, Ser. F-1 (h)	21,961,800
	Chabot-Las Positas Community College Dist., GO, Ser. C (AMBAC),
17,305	zero coupon, 8/1/36	4,898,873
5,000	zero coupon, 8/1/37	1,316,850
15,000	zero coupon, 8/1/43	2,804,850
1,000	Chula Vista Rev., San Diego Gas & Electric, 5.875%, 2/15/34, Ser. B	1,180,130
300	City & Cnty. of San Francisco,
	Capital Improvement Projects, CP, 5.25%, 4/1/31, Ser. A	335,607
9,360	Coronado Community Dev. Agcy., Tax Allocation, 4.875%, 9/1/35 (AMBAC)	9,517,154
	Corona-Norco Unified School Dist. Public Financing Auth., Special Tax, Ser. A,
1,000	6.00%, 9/1/25	1,001,070
4,150	6.10%, 9/1/32	4,152,698
25,000	Desert Community College Dist., GO, zero coupon, 8/1/46, Ser. C (AGM)	3,907,500
3,000	Dinuba Financing Auth. Rev., Public Works Projects,
	5.10%, 8/1/32 (NPFGC)	3,064,440
8,300	El Dorado Irrigation Dist. & El Dorado Water Agcy.,
	CP, 5.75%, 8/1/39, Ser. A (AGC)	9,009,899
1,500	Foothill-Eastern Transportation Corridor Agcy. Rev.,
	5.875%, 1/15/27 (IBC-NPFGC)	1,558,035
1,440	Fremont Community Facs. Dist. No. 1,
	Special Tax, Pacific Commons, 5.30%, 9/1/30	1,448,669
	Golden State Tobacco Securitization Corp. Rev.,
13,885	5.00%, 6/1/45 (AMBAC-TCRS)	14,168,393
1,500	5.00%, 6/1/45, Ser. A	1,530,615
6,000	5.00%, 6/1/45, Ser. A (FGIC-TCRS)	6,122,460
8,500	5.125%, 6/1/47, Ser. A-1	6,537,690
29,415	5.75%, 6/1/47, Ser. A-1	25,075,111
	Health Facs. Financing Auth. Rev.,
	Adventist Health System, Ser. A,
500	5.00%, 3/1/33	503,675
250	5.75%, 9/1/39	280,642
3,000	Catholic Healthcare West, 6.00%, 7/1/39, Ser. A	3,510,840
	Children’s Hospital Los Angeles,
1,000	5.00%, 11/15/34, Ser. A	1,067,430
1,200	5.25%, 7/1/38 (AGM)	1,268,424
500	Children’s Hospital of Orange Cnty., 6.50%, 11/1/38, Ser. A	609,720
3,700	Stanford Hospital, 5.25%, 11/15/40, Ser. A-2	4,229,988
	Sutter Health,
1,000	5.00%, 8/15/35, Ser. D	1,119,180
4,220	5.00%, 11/15/42, Ser. A (IBC-NPFGC)	4,434,334
12,195	5.25%, 11/15/46, Ser. A (h)	12,897,798
4,500	Imperial Irrigation Dist. Rev., 5.00%, 11/1/41, Ser. B	4,918,230
175	Infrastructure & Economic Dev. Bank Rev., 5.25%, 2/1/38	186,051
515	Irvine Unified School Dist., Special Tax, 6.70%, 9/1/35	574,936
	Lancaster Redev. Agcy.,
500	Rev., Capital Improvements Projects, 5.90%, 12/1/35	541,965
1,000	Tax Allocation, 6.875%, 8/1/39	1,127,520
2,000	Long Beach Airport Rev., 5.00%, 6/1/40, Ser. A	2,162,240

PIMCO California Municipal Income Fund II Schedule of Investments

August 31, 2012 (unaudited) (continued)

Principal Amount (000s)		Value*
$7,500	Long Beach Bond Finance Auth. Rev.,
	Long Beach Natural Gas, 5.50%, 11/15/37, Ser. A	$8,332,500
10,000	Long Beach Unified School Dist., GO, 5.25%, 8/1/33, Ser. A (h)	11,399,900
	Los Angeles Department of Water & Power Rev.,
15,000	4.75%, 7/1/30, Ser. A-2 (AGM) (h)	15,963,450
1,900	5.00%, 7/1/43, Ser. B	2,193,075
11,000	Los Angeles Unified School Dist., GO, 5.00%, 1/1/34, Ser. I	12,441,330
10,000	Manteca Redev. Agcy., Tax Allocation, 5.00%, 10/1/36 (AMBAC)	9,726,800
5,330	Manteca Unified School Dist. No. 89-2,
	Special Tax, 5.00%, 9/1/29, Ser. C (NPFGC)	5,368,163
4,000	Merced Cnty., Juvenile Justice Correctional Fac.,
	CP, 5.00%, 6/1/32 (AMBAC)	4,005,680
5,000	Metropolitan Water Dist. of Southern California Rev.,
	5.00%, 7/1/37, Ser. A (h)	5,487,800
3,200	M-S-R Energy Auth. Rev., 6.50%, 11/1/39, Ser. B	4,078,144
1,240	Municipal Finance Auth. Rev., Azusa Pacific Univ. Project,
	7.75%, 4/1/31, Ser. B	1,462,927
5,000	Oakland Unified School Dist., Alameda Cnty.,
	GO, 6.125%, 8/1/29, Ser. A	5,677,100
4,750	Palomar Pomerado Health, CP, 6.75%, 11/1/39	5,332,302
10,000	Placentia-Yorba Linda Unified School Dist.,
	CP, 5.00%, 10/1/32 (FGIC-NPFGC)	10,361,900
1,500	Pollution Control Financing Auth. Rev.,
	American Water Capital Corp. Project, 5.25%, 8/1/40 (a)(d)	1,554,570
	Poway Unified School Dist., GO,
27,000	zero coupon, 8/1/40	6,623,640
16,000	zero coupon, 8/1/46	2,863,360
3,000	Riverside, CP, 5.00%, 9/1/33 (AMBAC) (Pre-refunded @ $100, 9/1/13) (c)	3,141,480
2,000	Roseville Redev. Agcy., Tax Allocation, 5.00%, 9/1/32, Ser. B (NPFGC)	2,010,180
1,375	Ross Valley School Dist., GO, 5.00%, 8/1/42, Ser. B	1,566,070
	San Diego Public Facs. Financing Auth. Rev., Ser. A,
4,000	5.25%, 8/1/38	4,485,720
1,000	5.25%, 5/15/39	1,134,150
2,800	San Diego Regional Building Auth. Rev.,
	Cnty. Operations Center & Annex, 5.375%, 2/1/36, Ser. A	3,143,084
2,800	San Diego Unified School Dist., GO, 4.75%, 7/1/27, Ser. D-2 (AGM)	3,002,048
1,000	San Jose Hotel Tax Rev., Convention Center Expansion, 6.50%, 5/1/36	1,180,470
1,300	San Marcos Unified School Dist., GO, 5.00%, 8/1/38, Ser. A	1,443,819
1,260	Santa Cruz Cnty., CP, 5.25%, 8/1/32	1,296,931
1,500	Santa Cruz Cnty. Redev. Agcy.,
	Tax Allocation, Live Oak/Soquel Community, 7.00%, 9/1/36, Ser. A	1,788,945
	State, GO,
2,500	5.00%, 9/1/31	2,735,700
10,000	6.00%, 4/1/38	11,868,200
	State Public Works Board Rev.,
3,000	5.75%, 10/1/30, Ser. G-1	3,443,700
2,000	California State Univ., 6.00%, 11/1/34, Ser. J	2,366,620
2,000	Judicial Council Projects, 5.00%, 12/1/29, Ser. D	2,175,600
7,915	Regents Univ., 5.00%, 3/1/33, Ser. A	8,676,660

PIMCO California Municipal Income Fund II Schedule of Investments

August 31, 2012 (unaudited) (continued)

Principal Amount (000s)		Value*
	Statewide Communities Dev. Auth. Rev.,
	Bentley School,
$10,620	zero coupon, 7/1/50 (b)	$495,635
3,760	7.00%, 7/1/40, Ser. A	4,086,293
	Catholic Healthcare West,
1,520	5.50%, 7/1/31, Ser. D	1,684,221
1,520	5.50%, 7/1/31, Ser. E	1,684,221
	Huntington Park Charter School Project, Ser. A,
250	5.15%, 7/1/30	228,190
1,250	5.25%, 7/1/42	1,097,012
500	International School of the Peninsula Project, 5.00%, 11/1/29	444,400
2,770	Kaiser Permanente, 5.50%, 11/1/32, Ser. A	2,779,501
1,000	Lancer Student Housing Project, 7.50%, 6/1/42	1,146,300
9,700	Los Angeles Jewish Home, 5.50%, 11/15/33 (CA Mtg. Ins.)	9,865,967
	Methodist Hospital Project (FHA),
2,400	6.625%, 8/1/29	3,037,944
8,800	6.75%, 2/1/38	10,849,608
3,700	St. Joseph Health System, 5.75%, 7/1/47, Ser. A (FGIC)	4,116,139
5,600	Sutter Health, 6.00%, 8/15/42, Ser. A	6,670,216
4,500	Univ. of California Irvine E. Campus, 5.375%, 5/15/38	4,864,410
1,365	Windrush School, 5.50%, 7/1/37 (b)(e)	723,450
1,800	Tobacco Securitization Agcy. Rev.,
	Stanislaus Cnty., 5.875%, 6/1/43, Ser. A	1,773,360
3,100	Torrance Rev., Torrance Memorial Medical Center,
	5.00%, 9/1/40, Ser. A	3,305,747
1,000	Tustin Unified School Dist., Special Tax, 6.00%, 9/1/40, Ser. 2006-1	1,047,080
	Univ. of California Rev.,
5,000	4.75%, 5/15/35, Ser. G (FGIC-NPFGC) (h)	5,160,450
5,650	4.75%, 5/15/38, Ser. B	5,884,418
15,000	5.00%, 5/15/42, Ser. G	17,206,950

	Total California Municipal Bonds & Notes (cost—$367,346,986)	417,720,787

CALIFORNIA VARIABLE RATE NOTES (a)(d)(g)(f)—6.7%
6,035	Desert Community College Dist., GO, 7.994%, 8/1/32, Ser. 3016-1 (AGC)	6,915,024
3,000	JP Morgan Chase Putters/Drivers Trust Rev.,
	11.662%, 11/15/19, Ser. 4039 (b)(i)
	(acquisition cost-$3,572,400; purchased 1/19/12)	3,853,020
7,500	JPMorgan Chase Putters/Drivers Trust Rev., 8.00%, 5/15/40, Ser. 3838	9,174,900
4,000	Los Angeles Community College Dist., GO, 11.641%, 8/1/33, Ser. 3096	5,497,040
5,000	San Diego Community College Dist., GO, 8.41%, 2/1/17	6,740,150

	Total California Variable Rate Notes (cost—$25,862,247)	32,180,134

OTHER MUNICIPAL BONDS & NOTES—6.1%

	Arizona—1.8%
8,000	Salt Verde Financial Corp. Rev., 5.00%, 12/1/37	8,561,440

	New Jersey—0.7%
	Tobacco Settlement Financing Corp. Rev., Ser. 1-A,
1,300	4.75%, 6/1/34	1,073,787
3,000	5.00%, 6/1/41	2,484,810

		3,558,597

PIMCO California Municipal Income Fund II Schedule of Investments

August 31, 2012 (unaudited) (continued)

Principal Amount (000s)		Value*
	New York—0.3%
$1,250	Liberty Dev. Corp. Rev., Goldman Sachs Headquarters, 5.25%, 10/1/35	$1,452,838

	Puerto Rico—0.9%
	Sales Tax Financing Corp. Rev.,
1,600	5.00%, 8/1/40, Ser. A (AGM) (h)	1,700,528
2,500	5.25%, 8/1/43, Ser. A-1	2,656,925

		4,357,453

	Rhode Island—2.4%
11,000	Tobacco Settlement Financing Corp. Rev., 6.25%, 6/1/42, Ser. A	11,221,100

	Total Other Municipal Bonds & Notes (cost—$24,987,734)	29,151,428

	Total Investments (cost—$418,196,967) (j)—100.0%	$479,052,349

Industry classification of portfolio holdings as a percentage of total Investments at August 31, 2012 were as follows:

Revenue Bonds:
Health, Hospital, Nursing Home Revenue	16.5%
Tobacco Settlement Funded	14.6
College and University Revenue	8.2
Highway Revenue Tolls	4.9
Natural Gas Revenue	4.6
Electric Power & Lighting Revenue	4.4
Lease (Abatement)	3.1
Water Revenue	2.9
Port, Airport & Marina Revenue	2.4
Private Schools	1.2
Local or Government Housing	1.0
Sales Tax Revenue	0.9
Miscellaneous Revenue	0.5
Lease Revenue	0.3
Hotel Occupancy Tax	0.3
Sewer Revenue	0.2

Total Revenue Bonds		66.0
General Obligation		19.1
Certificate Participation		7.0
Tax Allocation		5.1
Special Tax		2.8

Total Investments		100.0%

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics.

The Board of Trustees has adopted methods for valuing portfolio securities and other financial derivative instruments in circumstances where market quotes are not readily available and has delegated the responsibility for applying the valuation methods to the Investment Manager and Pacific Investment Management Company LLC (the “Sub-Adviser”), an affiliate of the Investment Manager. The Valuation committee has been established by the Board of Trustees to oversee the implementation of the Fund’s valuation methods and to make fair value determinations on behalf of the Board of Trustees as instructed. The Sub-Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Sub-Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will be convened to consider the matter and take any appropriate action in accordance with procedures set forth by the Board. The Board of Trustees shall review the appropriateness of the valuation methods and these methods may be amended or supplemented from time to time by the Valuation Committee.

If third party evaluated vendor pricing is neither available nor deemed to be reliable of fair value, the Sub-Adviser may elect to obtain market quotations (“broker quotes”) directly from a broker-dealer.

Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value (“NAV”) is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $33,734,704, representing 7.0% of total investments.

(b)	Illiquid.

(c)	Pre-refunded bonds are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

(d)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(e)	In default.

(f)	Inverse Floater—The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on August 31, 2012.

(g)	Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on August 31, 2012.

(h)	Residual Interest Bonds held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(i)	Restricted. The aggregate acquisition cost of such securities is $3,572,400 and the aggregate market value is $3,853,020, representing 0.8% of total investments.

(j)	At August 31, 2012, the cost basis of portfolio securities for federal income tax purposes was $377,059,312. Gross unrealized appreciation was $61,362,203; gross unrealized depreciation was $889,454; and net unrealized appreciation was $60,472,749. The difference between book and tax cost basis was attributable to inverse floater transactions.

Glossary:

AGC—insured by Assured Guaranty Corp.

AGM—insured by Assured Guaranty Municipal Corp.

AMBAC—insured by American Municipal Bond Assurance Corp.

CA Mtg. Ins.—insured by California Mortgage Insurance

CP—Certificates of Participation

FGIC—insured by Financial Guaranty Insurance Co.

FHA—insured by Federal Housing Administration

GO—General Obligation Bond

IBC—Insurance Bond Certificate

NPFGC—insured by National Public Finance Guarantee Corp.

TCRS—Temporary Custodian Receipts

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1—quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2—valuations based on other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates or other market corroborated inputs.

•	Level 3—valuations based on significant unobservable inputs (including the Sub-Adviser’s or Valuation Committee’s own assumptions and single broker quotes in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles.

Municipal Bonds & Notes and Variable Rate Notes—Municipal bonds & notes and variable rate notes are valued by independent pricing services based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the callability of the bond or note, state of issuance, benchmark yield curves, and bond or note insurance. To the extent that these inputs are observable, the values of municipal bonds & notes and variable rate notes are categorized as Level 2. To the extent that these inputs are unobservable, the values are categorized as Level 3.

The valuation techniques used by the Fund to measure fair value during the three months ended August 31, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used. Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments.

A summary of the inputs used at August 31, 2012 in valuing the Fund’s assets and liabilities is listed below (refer to the Schedule of Investments for more detailed information on Investments in Securities):

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value at 8/31/12
Investments in Securities—Assets
California Municipal Bonds & Notes	—	$417,720,787	—	$417,720,787
California Variable Rate Notes	—	32,180,134	—	32,180,134
Other Municipal Bonds & Notes	—	29,151,428	—	29,151,428

Total Investments	—	$479,052,349	—	$479,052,349

At August 31, 2012, there were no transfers between Levels 1 and 2.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the three months ended August 31, 2012, was as follows:

	Beginning Balance 5/31/12	Purchases	Sales	Accrued Discounts (Premiums)	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ Depreciation	Transfers into Level 3	Transfers out of Level 3*	Ending Balance 8/31/12
Investments in Securities—Assets
California Municipal Bonds & Notes	$941,850	—	—	—	—	$(218,400)	—	$(723,450)	—

*	Transferred out of Level 3 into Level 2 because broker quotes became available.

Item 2. Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: PIMCO California Municipal Income Fund II

By /s/ Brian S. Shlissel

President & Chief Executive Officer

Date: October 17, 2012

By /s/ Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Date: October 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel

President & Chief Executive Officer

Date: October 17, 2012

By /s/ Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Date: October 17, 2012